SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund

December 31, 2023 (Unaudited)
Principal Amount		Value
U.S. Government Agency Backed Mortgages — 103.80%
Fannie Mae — 66.27%
$642,613	6.00%, 10/1/53	$661,561
20,900,000	(TBA), 2.50%, 1/1/54	17,779,776
74,000,000	(TBA), 2.00%, 1/1/54	60,472,282
44,669	Pool #258022, 5.50%, 5/1/34	45,772
40,480	Pool #258070, 5.00%, 6/1/34	40,853
46,817	Pool #258157, 5.00%, 8/1/34	47,249
47,344	Pool #258163, 5.50%, 8/1/34	48,515
69,148	Pool #258251, 5.50%, 1/1/35	70,854
81,913	Pool #258305, 5.00%, 3/1/35	82,772
48,925	Pool #258394, 5.00%, 5/1/35	49,438
36,485	Pool #258410, 5.00%, 4/1/35	36,868
53,235	Pool #258448, 5.00%, 8/1/35	53,795
77,348	Pool #258450, 5.50%, 8/1/35	79,639
141,881	Pool #258627, 5.50%, 2/1/36	146,103
32,061	Pool #258737, 5.50%, 12/1/35	33,106
19,537	Pool #259378, 6.00%, 12/1/31	20,172
16,848	Pool #259393, 6.00%, 1/1/32	17,395
30,231	Pool #259590, 5.50%, 11/1/32	30,871
73,589	Pool #259611, 5.50%, 11/1/32	75,156
7,463	Pool #259634, 5.50%, 12/1/32	7,622
55,597	Pool #259659, 5.50%, 2/1/33	56,780
23,560	Pool #259671, 5.50%, 2/1/33	24,059
56,834	Pool #259686, 5.50%, 3/1/33	58,075
56,307	Pool #259725, 5.00%, 5/1/33	56,749
43,920	Pool #259761, 5.00%, 6/1/33	44,265
67,588	Pool #259777, 5.00%, 7/1/33	68,120
36,034	Pool #259789, 5.00%, 7/1/33	36,317
36,892	Pool #259830, 5.00%, 8/1/33	37,182
24,422	Pool #259848, 5.00%, 9/1/33	24,614
52,617	Pool #259867, 5.50%, 10/1/33	53,769
33,307	Pool #259869, 5.50%, 10/1/33	34,037
26,682	Pool #259998, 5.00%, 3/1/34	26,928
236,365	Pool #469101, 3.75%, 2/1/27	231,651
252,075	Pool #470828, 3.53%, 3/1/32	238,317
5,246	Pool #576445, 6.00%, 1/1/31	5,372
22,647	Pool #579402, 6.50%, 4/1/31	23,705
22,333	Pool #583728, 6.50%, 6/1/31	23,377
9,863	Pool #590931, 6.50%, 7/1/31	10,325
470	Pool #601865, 6.50%, 4/1/31	470
32,156	Pool #607611, 6.50%, 11/1/31	33,658
28,099	Pool #644437, 6.50%, 6/1/32	29,489
667,116	Pool #663159, 5.00%, 7/1/32	672,518
26,554	Pool #670278, 5.50%, 11/1/32	27,116
10,775	Pool #676702, 5.50%, 11/1/32	11,003
36,930	Pool #677591, 5.50%, 12/1/32	37,716

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$25,871	Pool #681883, 6.00%, 3/1/33	$26,953
22,222	Pool #686542, 5.50%, 3/1/33	22,709
153,963	Pool #695961, 5.50%, 1/1/33	157,243
94,707	Pool #696407, 5.50%, 4/1/33	96,780
254,650	Pool #702478, 5.50%, 6/1/33	260,233
83,054	Pool #702479, 5.00%, 6/1/33	83,711
31,284	Pool #723066, 5.00%, 4/1/33	31,530
129,150	Pool #723067, 5.50%, 5/1/33	131,982
110,107	Pool #723070, 4.50%, 5/1/33	109,293
178,674	Pool #727311, 4.50%, 9/1/33	177,199
96,756	Pool #727312, 5.00%, 9/1/33	97,514
113,398	Pool #727315, 6.00%, 10/1/33	118,146
28,428	Pool #738589, 5.00%, 9/1/33	28,652
35,388	Pool #739269, 5.00%, 9/1/33	35,667
68,352	Pool #748041, 4.50%, 10/1/33	67,786
65,129	Pool #749891, 5.00%, 9/1/33	65,642
88,612	Pool #753533, 5.00%, 11/1/33	89,310
31,327	Pool #755679, 6.00%, 1/1/34	32,638
286,392	Pool #777621, 5.00%, 2/1/34	288,649
62,517	Pool #781741, 6.00%, 9/1/34	65,285
50,332	Pool #781959, 5.50%, 6/1/34	51,579
25,335	Pool #783893, 5.50%, 12/1/34	25,961
56,003	Pool #783929, 5.50%, 10/1/34	57,389
1,362	Pool #788329, 6.50%, 8/1/34	1,439
47,490	Pool #799548, 6.00%, 9/1/34	49,590
529,817	Pool #806754, 4.50%, 9/1/34	525,886
228,776	Pool #806757, 6.00%, 9/1/34	238,874
274,275	Pool #806761, 5.50%, 9/1/34	281,067
87,496	Pool #808205, 5.00%, 1/1/35	88,306
150,315	Pool #815009, 5.00%, 4/1/35	151,895
39,413	Pool #820336, 5.00%, 9/1/35	39,827
79,963	Pool #822008, 5.00%, 5/1/35	80,801
120,777	Pool #829276, 5.00%, 8/1/35	122,047
106,216	Pool #829649, 5.50%, 3/1/35	108,843
128,745	Pool #844361, 5.50%, 11/1/35	132,576
24,124	Pool #845245, 5.50%, 11/1/35	24,840
20,330	Pool #866969, 6.00%, 2/1/36	21,275
64,713	Pool #884693, 5.50%, 4/1/36	66,830
190,364	Pool #885724, 5.50%, 6/1/36	196,583
58,675	Pool #919368, 5.50%, 4/1/37	60,612
231,585	Pool #922582, 6.00%, 12/1/36	243,110
83,387	Pool #934941, 5.00%, 8/1/39	84,809
252,153	Pool #934942, 5.00%, 9/1/39	256,473
168,946	Pool #948600, 6.00%, 8/1/37	177,736
62,007	Pool #952678, 6.50%, 8/1/37	66,018
85,838	Pool #986239, 6.00%, 7/1/38	90,332
105,140	Pool #986957, 5.50%, 7/1/38	108,840
140,057	Pool #990617, 5.50%, 9/1/38	144,986

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$137,630	Pool #AA0645, 4.50%, 3/1/39	$137,602
237,719	Pool #AA3207, 4.50%, 3/1/39	236,783
194,476	Pool #AA7042, 4.50%, 6/1/39	194,062
229,445	Pool #AA7658, 4.00%, 6/1/39	223,291
7,939	Pool #AA7741, 4.50%, 6/1/24	7,882
609,060	Pool #AB7798, 3.00%, 1/1/43	554,334
806,262	Pool #AB9204, 3.00%, 4/1/43	735,416
67,932	Pool #AC1463, 5.00%, 8/1/39	69,091
232,057	Pool #AC2109, 4.50%, 7/1/39	232,010
227,533	Pool #AC4395, 5.00%, 9/1/39	231,413
85,277	Pool #AC5329, 5.00%, 10/1/39	86,732
175,630	Pool #AC6305, 5.00%, 11/1/39	178,639
122,258	Pool #AC6307, 5.00%, 12/1/39	124,357
260,640	Pool #AC6790, 5.00%, 12/1/39	265,106
271,559	Pool #AC7199, 5.00%, 12/1/39	276,229
255,767	Pool #AD1470, 5.00%, 2/1/40	260,859
528,127	Pool #AD1471, 4.50%, 2/1/40	526,048
490,468	Pool #AD1585, 4.50%, 2/1/40	488,538
305,950	Pool #AD1586, 5.00%, 1/1/40	311,198
197,332	Pool #AD1638, 4.50%, 2/1/40	196,533
125,070	Pool #AD1640, 4.50%, 3/1/40	124,564
608,723	Pool #AD1942, 4.50%, 1/1/40	606,327
142,877	Pool #AD1988, 4.50%, 2/1/40	142,314
161,559	Pool #AD2896, 5.00%, 3/1/40	164,776
15,154	Pool #AD4456, 4.50%, 4/1/40	15,209
378,540	Pool #AD4458, 4.50%, 4/1/40	379,193
167,032	Pool #AD4940, 4.50%, 6/1/40	166,999
67,144	Pool #AD4946, 4.50%, 6/1/40	67,130
105,124	Pool #AD5728, 5.00%, 4/1/40	107,217
107,602	Pool #AD7239, 4.50%, 7/1/40	107,580
46,666	Pool #AD7242, 4.50%, 7/1/40	46,836
80,477	Pool #AD7256, 4.50%, 7/1/40	80,616
213,892	Pool #AD7271, 4.50%, 7/1/40	213,438
232,779	Pool #AD7272, 4.50%, 7/1/40	233,180
77,857	Pool #AD8960, 5.00%, 6/1/40	79,405
293,061	Pool #AD9614, 4.50%, 8/1/40	291,816
9,207	Pool #AE2011, 4.00%, 9/1/40	8,941
690,900	Pool #AE2012, 4.00%, 9/1/40	670,908
103,811	Pool #AE2023, 4.00%, 9/1/40	100,979
212,283	Pool #AE5432, 4.00%, 10/1/40	206,140
292,313	Pool #AE5435, 4.50%, 9/1/40	291,070
113,220	Pool #AE5806, 4.50%, 9/1/40	113,632
262,025	Pool #AE5861, 4.00%, 10/1/40	254,443
115,329	Pool #AE5862, 4.00%, 10/1/40	112,054
243,634	Pool #AE6850, 4.00%, 10/1/40	236,584
136,115	Pool #AE7699, 4.00%, 11/1/40	132,171
365,350	Pool #AE7703, 4.00%, 10/1/40	354,764

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$139,057	Pool #AE7707, 4.00%, 11/1/40	$135,033
111,679	Pool #AH0300, 4.00%, 11/1/40	108,508
161,933	Pool #AH0301, 3.50%, 11/1/40	152,554
8,579	Pool #AH0302, 4.00%, 11/1/40	8,336
211,040	Pool #AH0306, 4.00%, 12/1/40	205,283
325,751	Pool #AH0508, 4.00%, 11/1/40	316,325
512,012	Pool #AH0537, 4.00%, 12/1/40	497,473
488,301	Pool #AH0914, 4.50%, 11/1/40	486,324
237,713	Pool #AH0917, 4.00%, 12/1/40	230,835
196,092	Pool #AH1077, 4.00%, 1/1/41	191,190
174,706	Pool #AH2973, 4.00%, 12/1/40	169,940
204,780	Pool #AH2980, 4.00%, 1/1/41	198,965
543,289	Pool #AH5656, 4.00%, 1/1/41	527,861
304,855	Pool #AH5658, 4.00%, 2/1/41	296,034
218,896	Pool #AH5662, 4.00%, 2/1/41	212,924
120,234	Pool #AH5882, 4.00%, 2/1/26	118,422
143,760	Pool #AH6764, 4.00%, 3/1/41	139,600
579,774	Pool #AH6768, 4.00%, 3/1/41	562,349
282,798	Pool #AH7281, 4.00%, 3/1/41	274,298
100,611	Pool #AH7526, 4.50%, 3/1/41	100,654
380,813	Pool #AH7537, 4.00%, 3/1/41	369,368
128,822	Pool #AH8878, 4.50%, 4/1/41	128,624
132,905	Pool #AH8885, 4.50%, 4/1/41	133,483
42,277	Pool #AH9050, 3.50%, 2/1/26	41,489
326,329	Pool #AI0114, 4.00%, 3/1/41	316,521
228,886	Pool #AI1846, 4.50%, 5/1/41	228,085
256,129	Pool #AI1847, 4.50%, 5/1/41	256,240
482,017	Pool #AI1848, 4.50%, 5/1/41	479,383
307,371	Pool #AI1849, 4.50%, 5/1/41	308,109
159,282	Pool #AJ0651, 4.00%, 8/1/41	154,497
528,529	Pool #AJ9133, 4.00%, 1/1/42	512,645
196,905	Pool #AK6715, 3.50%, 3/1/42	185,390
319,903	Pool #AK6716, 3.50%, 3/1/42	301,196
155,051	Pool #AK6718, 3.50%, 2/1/42	146,722
211,518	Pool #AM6907, 3.68%, 10/1/32	196,187
350,000	Pool #AN0360, 3.95%, 12/1/45	290,378
858,830	Pool #AN2066, 2.75%, 7/1/26	817,470
874,304	Pool #AN2746, 2.30%, 9/1/26	826,700
788,728	Pool #AN5053, 3.34%, 4/1/27	763,393
193,839	Pool #AN6580, 3.36%, 9/1/29	184,245
887,674	Pool #AN7154, 3.21%, 10/1/32	816,142
2,000,000	Pool #AN8055, 3.05%, 1/1/30	1,865,910
1,500,000	Pool #AN8121, 3.16%, 1/1/35	1,306,850
490,326	Pool #AN8915, 3.48%, 4/1/30	466,212
181,460	Pool #AO2923, 3.50%, 5/1/42	171,922
539,996	Pool #AO8029, 3.50%, 7/1/42	511,028
125,152	Pool #AP7483, 3.50%, 9/1/42	118,502
117,811	Pool #AQ6710, 2.50%, 10/1/27	113,688

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$566,121	Pool #AQ7193, 3.50%, 7/1/43	$531,677
145,124	Pool #AR6928, 3.00%, 3/1/43	132,383
745,686	Pool #AS3494, 4.00%, 10/1/44	720,670
177,360	Pool #AS3726, 4.00%, 11/1/44	171,410
180,864	Pool #AS3929, 4.00%, 12/1/44	174,797
215,840	Pool #AS4070, 4.00%, 12/1/44	207,166
141,300	Pool #AS4390, 3.50%, 2/1/45	133,433
162,929	Pool #AS4732, 3.50%, 4/1/45	153,021
635,300	Pool #AS4905, 3.50%, 4/1/45	595,957
905,796	Pool #AS5341, 3.50%, 7/1/45	847,133
240,194	Pool #AS5576, 4.00%, 8/1/45	231,806
398,377	Pool #AS5919, 3.50%, 9/1/45	374,978
206,832	Pool #AS6303, 4.00%, 11/1/45	199,606
227,080	Pool #AS6607, 4.00%, 1/1/46	219,135
571,339	Pool #AS6778, 3.50%, 3/1/46	535,580
256,945	Pool #AS6958, 3.50%, 4/1/46	241,193
709,010	Pool #AS7138, 3.50%, 5/1/46	662,408
368,367	Pool #AS7139, 3.50%, 5/1/46	344,155
670,117	Pool #AS7334, 3.00%, 6/1/46	604,919
729,587	Pool #AS7335, 3.00%, 5/1/46	658,603
318,444	Pool #AS7336, 3.00%, 6/1/46	285,223
1,197,528	Pool #AS7504, 3.00%, 7/1/46	1,081,017
434,119	Pool #AS7516, 3.00%, 7/1/46	391,882
285,352	Pool #AS7517, 3.00%, 6/1/46	257,604
117,413	Pool #AS7518, 3.00%, 7/1/46	106,040
146,297	Pool #AS7674, 3.00%, 8/1/46	132,063
972,541	Pool #AS7676, 3.00%, 8/1/46	877,919
611,609	Pool #AS8077, 3.00%, 10/1/46	552,104
455,038	Pool #AS8289, 3.00%, 10/1/46	410,766
466,183	Pool #AS8441, 3.00%, 11/1/46	420,826
724,533	Pool #AS8633, 3.50%, 1/1/47	676,911
297,405	Pool #AS8776, 3.50%, 2/1/47	277,857
329,042	Pool #AS9381, 4.00%, 4/1/47	316,915
155,519	Pool #AS9549, 4.00%, 5/1/47	149,888
575,746	Pool #AS9550, 4.00%, 5/1/47	554,499
185,308	Pool #AS9825, 4.00%, 6/1/47	178,478
413,787	Pool #AT2688, 3.00%, 5/1/43	377,425
201,239	Pool #AT3963, 2.50%, 3/1/28	193,015
77,978	Pool #AT7873, 2.50%, 6/1/28	74,849
262,809	Pool #AU0971, 3.50%, 8/1/43	246,819
350,325	Pool #AU2165, 3.50%, 7/1/43	329,011
317,578	Pool #AU2188, 3.50%, 8/1/43	298,256
16,388	Pool #AU6054, 4.00%, 9/1/43	15,924
254,430	Pool #AU7003, 4.00%, 11/1/43	247,516
182,517	Pool #AU7005, 4.00%, 11/1/43	177,143
183,812	Pool #AV0679, 4.00%, 12/1/43	179,031
252,489	Pool #AV9282, 4.00%, 2/1/44	244,288

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$127,051	Pool #AW1565, 4.00%, 4/1/44	$123,072
532,226	Pool #AW5046, 4.00%, 7/1/44	514,941
77,289	Pool #AW5047, 4.00%, 7/1/44	75,135
101,176	Pool #AW7040, 4.00%, 6/1/44	98,120
57,081	Pool #AW8629, 3.50%, 5/1/44	53,406
642,002	Pool #AX2884, 3.50%, 11/1/44	596,791
442,571	Pool #AX4860, 3.50%, 12/1/44	417,563
539,090	Pool #AY1389, 3.50%, 4/1/45	504,176
164,009	Pool #AY3435, 3.50%, 5/1/45	154,376
496,166	Pool #AY5571, 3.50%, 6/1/45	464,032
261,377	Pool #BC0802, 3.50%, 4/1/46	245,018
232,036	Pool #BC0804, 3.50%, 4/1/46	217,248
352,294	Pool #BC1135, 3.00%, 6/1/46	318,050
681,815	Pool #BD5021, 3.50%, 2/1/47	638,206
900,744	Pool #BD7140, 4.00%, 4/1/47	867,504
1,010,390	Pool #BE4232, 3.00%, 12/1/46	912,086
173,429	Pool #BE9743, 3.50%, 4/1/47	162,288
468,443	Pool #BH2665, 3.50%, 9/1/47	436,155
102,390	Pool #BH4659, 4.00%, 6/1/47	99,039
254,517	Pool #BJ0657, 4.00%, 2/1/48	244,508
313,955	Pool #BJ2670, 4.00%, 4/1/48	301,647
728,965	Pool #BJ5158, 4.00%, 4/1/48	700,388
294,719	Pool #BK7685, 4.00%, 10/1/48	283,165
414,649	Pool #BK7924, 4.00%, 11/1/48	399,070
8,920,000	Pool #BL4650, 2.30%, 10/1/31	7,717,351
436,524	Pool #BL5454, 2.77%, 1/1/35	374,412
99,378	Pool #BO1263, 3.50%, 6/1/49	92,829
430,809	Pool #BO3599, 3.00%, 9/1/49	385,511
555,130	Pool #BO5263, 3.00%, 9/1/49	496,761
2,194,584	Pool #BO6771, 2.50%, 5/1/51	1,875,109
639,119	Pool #BP3417, 2.50%, 5/1/51	546,080
667,817	Pool #BP8731, 2.50%, 6/1/50	574,952
871,763	Pool #BP8741, 2.50%, 6/1/50	747,067
1,583,700	Pool #BQ4469, 2.00%, 2/1/51	1,300,807
479,216	Pool #BQ4493, 1.50%, 2/1/51	374,113
364,392	Pool #BQ5723, 2.00%, 10/1/50	300,104
1,134,985	Pool #BQ7523, 2.00%, 11/1/50	933,301
784,165	Pool #BQ7524, 2.50%, 10/1/50	674,344
4,456,455	Pool #BR0940, 2.00%, 4/1/51	3,652,945
838,852	Pool #BR1037, 2.50%, 5/1/51	716,528
1,996,553	Pool #BR1113, 2.00%, 11/1/50	1,641,887
811,269	Pool #BR1114, 1.50%, 11/1/50	633,652
318,504	Pool #BR1115, 2.50%, 12/1/50	272,981
1,185,788	Pool #BR2051, 2.50%, 6/1/51	1,012,874
2,608,123	Pool #BR2234, 2.50%, 8/1/51	2,226,507
899,794	Pool #BR3565, 2.00%, 1/1/51	739,676
770,183	Pool #BR3566, 2.50%, 12/1/50	661,938
216,099	Pool #BR7088, 2.00%, 3/1/51	177,186

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$3,000,000	Pool #BS0046, 1.23%, 12/1/27	$2,622,181
1,029,944	Pool #BS0345, 1.61%, 1/1/36	795,167
2,545,000	Pool #BS0391, 1.63%, 1/1/33	2,048,393
500,000	Pool #BS0915, 1.62%, 3/1/31	403,092
1,000,000	Pool #BS1281, 1.59%, 3/1/31	825,050
187,360	Pool #BS1326, 1.19%, 3/1/26	174,318
1,884,437	Pool #BS1482, 1.61%, 3/1/31	1,586,280
700,000	Pool #BS1524, 2.01%, 3/1/33	578,896
1,500,000	Pool #BS1560, 2.03%, 4/1/31	1,254,894
969,793	Pool #BS4422, 2.59%, 3/1/32	846,761
1,000,000	Pool #BS5203, 2.41%, 4/1/32	866,714
242,428	Pool #BS5840, 3.78%, 7/1/32	225,243
669,000	Pool #BS6083, 4.38%, 7/1/32	664,444
400,000	Pool #BS6178, 3.41%, 7/1/29	375,228
884,000	Pool #BS8032, 5.00%, 3/1/28	891,790
1,000,000	Pool #BS8302, 4.61%, 4/1/28	1,005,941
1,000,000	Pool #BS8303, 4.61%, 4/1/28	1,005,953
2,735,000	Pool #BS8483, 4.81%, 5/1/28	2,741,628
536,207	Pool #BS8518, 4.30%, 5/1/28	532,944
2,800,000	Pool #BS8572, 4.23%, 5/1/28	2,778,678
3,400,000	Pool #BS9849, 4.97%, 11/1/28	3,482,416
600,000	Pool #BS9972, 5.76%, 11/1/28	633,165
1,765,163	Pool #BT6821, 2.50%, 10/1/51	1,506,012
1,277,832	Pool #BT8237, 4.00%, 6/1/52	1,209,657
241,175	Pool #BT8243, 4.00%, 6/1/52	228,270
1,690,536	Pool #BT9419, 2.50%, 11/1/51	1,441,921
1,392,808	Pool #BU1334, 2.50%, 2/1/52	1,186,941
1,785,379	Pool #BU1337, 3.00%, 2/1/52	1,578,286
215,081	Pool #BV4205, 3.00%, 2/1/52	190,132
2,709,233	Pool #BV8876, 3.50%, 4/1/52	2,486,179
556,834	Pool #CA0114, 3.50%, 8/1/47	518,454
560,850	Pool #CA0334, 3.50%, 9/1/47	524,060
166,631	Pool #CA0536, 3.50%, 10/1/47	155,700
583,587	Pool #CA0551, 4.00%, 10/1/47	562,051
472,220	Pool #CA0565, 3.50%, 10/1/47	439,539
239,958	Pool #CA0743, 3.50%, 11/1/47	224,542
638,650	Pool #CA0825, 3.50%, 12/1/47	594,631
634,975	Pool #CA0981, 3.50%, 12/1/47	591,210
184,202	Pool #CA1070, 3.50%, 1/1/48	172,119
470,157	Pool #CA1115, 3.50%, 1/1/48	437,751
963,733	Pool #CA1130, 3.50%, 1/1/48	897,308
181,379	Pool #CA1131, 3.50%, 2/1/48	169,481
286,021	Pool #CA1132, 3.50%, 1/1/48	266,307
423,249	Pool #CA1144, 3.50%, 2/1/48	394,076
104,086	Pool #CA1152, 3.50%, 2/1/48	96,912
389,668	Pool #CA1160, 3.50%, 2/1/48	364,635
474,410	Pool #CA1161, 3.50%, 2/1/48	441,442

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$271,098	Pool #CA1338, 4.00%, 3/1/48	$260,438
545,638	Pool #CA1339, 3.50%, 3/1/48	507,721
180,312	Pool #CA1418, 4.00%, 3/1/48	173,221
182,585	Pool #CA1468, 4.00%, 3/1/48	175,506
465,963	Pool #CA1469, 4.00%, 3/1/48	447,639
174,896	Pool #CA1471, 4.00%, 3/1/48	168,325
1,062,666	Pool #CA1507, 4.00%, 4/1/48	1,021,006
395,525	Pool #CA1610, 3.50%, 3/1/48	368,039
413,346	Pool #CA1611, 4.00%, 4/1/48	397,141
408,025	Pool #CA1612, 3.50%, 4/1/48	380,409
492,349	Pool #CA1613, 4.00%, 4/1/48	473,047
190,716	Pool #CA2381, 4.00%, 9/1/48	183,321
209,377	Pool #CA2440, 4.00%, 9/1/48	201,144
167,338	Pool #CA2441, 4.00%, 10/1/48	161,051
161,390	Pool #CA2442, 4.00%, 10/1/48	155,326
356,064	Pool #CA2443, 4.00%, 10/1/48	342,257
189,483	Pool #CA2468, 4.00%, 10/1/48	182,136
456,843	Pool #CA2594, 4.00%, 11/1/48	440,190
242,793	Pool #CA2913, 4.00%, 1/1/49	233,274
304,009	Pool #CA3042, 4.00%, 1/1/49	292,097
347,760	Pool #CA3043, 4.00%, 2/1/49	334,276
168,130	Pool #CA3045, 4.50%, 1/1/49	166,801
27,197	Pool #CA3132, 4.00%, 2/1/49	26,199
156,405	Pool #CA3557, 3.50%, 5/1/49	145,565
350,924	Pool #CA3628, 3.50%, 6/1/49	325,245
192,970	Pool #CA3793, 3.50%, 6/1/49	179,255
135,419	Pool #CA3936, 3.50%, 7/1/49	125,794
414,505	Pool #CA4043, 3.00%, 8/1/49	370,922
488,665	Pool #CA4320, 3.00%, 9/1/49	437,284
315,393	Pool #CA5106, 3.00%, 1/1/50	282,231
415,658	Pool #CA5132, 3.00%, 2/1/50	371,953
950,220	Pool #CA5309, 3.00%, 3/1/50	849,262
531,203	Pool #CA5312, 3.00%, 3/1/50	474,765
1,134,818	Pool #CA6151, 2.50%, 6/1/50	974,308
281,211	Pool #CA6251, 3.00%, 6/1/50	251,150
1,265,488	Pool #CA6263, 2.50%, 7/1/50	1,084,474
1,253,295	Pool #CA6966, 2.00%, 9/1/50	1,032,572
2,246,852	Pool #CA6967, 2.00%, 9/1/50	1,848,987
1,349,379	Pool #CA6968, 2.00%, 9/1/50	1,111,734
1,052,600	Pool #CA6969, 2.00%, 9/1/50	866,210
1,266,088	Pool #CA6971, 2.50%, 9/1/50	1,084,190
1,372,624	Pool #CA6972, 2.50%, 8/1/50	1,175,605
982,111	Pool #CA6973, 2.50%, 9/1/50	841,144
1,102,671	Pool #CA7258, 2.50%, 9/1/50	944,251
1,157,689	Pool #CA7259, 2.50%, 9/1/50	992,796
1,415,969	Pool #CA7317, 2.00%, 10/1/50	1,166,157
1,772,375	Pool #CA7549, 2.00%, 10/1/50	1,459,685
1,671,497	Pool #CA7917, 2.00%, 11/1/50	1,384,488

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$872,627	Pool #CA8069, 1.50%, 12/1/50	$681,409
1,062,817	Pool #CA8070, 2.00%, 12/1/50	873,628
3,661,077	Pool #CA8077, 2.00%, 12/1/50	3,009,379
632,159	Pool #CA8425, 1.50%, 12/1/50	497,107
1,027,946	Pool #CA8432, 2.00%, 12/1/50	845,023
1,338,042	Pool #CA8685, 1.50%, 1/1/51	1,044,838
3,896,373	Pool #CA8811, 2.00%, 1/1/51	3,200,373
4,417,574	Pool #CA9048, 2.00%, 2/1/51	3,628,473
281,218	Pool #CB0245, 2.50%, 4/1/51	240,280
766,490	Pool #CB0437, 2.50%, 5/1/51	655,950
617,213	Pool #CB0480, 2.50%, 5/1/51	528,048
143,644	Pool #CB0576, 2.50%, 5/1/51	122,697
261,076	Pool #CB0582, 2.50%, 5/1/51	223,360
1,923,864	Pool #CB0688, 2.50%, 6/1/51	1,643,557
423,356	Pool #CB0689, 2.50%, 6/1/51	362,196
950,739	Pool #CB0972, 2.50%, 6/1/51	813,155
476,944	Pool #CB1003, 2.50%, 7/1/51	407,277
302,219	Pool #CB1010, 2.50%, 7/1/51	258,074
1,358,951	Pool #CB1060, 2.00%, 7/1/51	1,112,664
1,907,409	Pool #CB1311, 2.50%, 8/1/51	1,630,910
1,705,960	Pool #CB1444, 2.50%, 8/1/51	1,455,923
974,990	Pool #CB1515, 2.50%, 8/1/51	832,089
1,712,289	Pool #CB1532, 2.50%, 9/1/51	1,463,650
1,610,161	Pool #CB1809, 2.50%, 10/1/51	1,373,766
1,039,086	Pool #CB1956, 2.50%, 10/1/51	886,401
836,914	Pool #CB2029, 2.50%, 11/1/51	714,972
1,744,835	Pool #CB2205, 2.50%, 11/1/51	1,487,802
711,233	Pool #CB2268, 2.50%, 12/1/51	606,460
494,205	Pool #CB2467, 2.50%, 12/1/51	421,281
1,793,396	Pool #CB2515, 2.50%, 12/1/51	1,528,765
2,823,388	Pool #CB2761, 3.00%, 2/1/52	2,495,893
5,868,477	Pool #CB2797, 3.00%, 2/1/52	5,187,771
5,591,636	Pool #CB2938, 3.00%, 2/1/52	4,943,016
1,165,572	Pool #CB3052, 3.00%, 2/1/52	1,030,368
1,121,321	Pool #CB3249, 3.00%, 4/1/52	991,334
1,963,895	Pool #CB3281, 3.50%, 4/1/52	1,802,205
425,821	Pool #CB3413, 3.50%, 4/1/52	392,124
812,739	Pool #CB3489, 2.50%, 4/1/52	691,216
643,587	Pool #CB3490, 3.00%, 4/1/52	568,832
7,441,827	Pool #CB3797, 4.00%, 6/1/52	7,044,784
5,456,842	Pool #CB4056, 4.50%, 7/1/52	5,290,868
2,904,499	Pool #CB4208, 4.50%, 7/1/52	2,816,157
2,371,996	Pool #CB4272, 4.50%, 7/1/52	2,299,851
9,428,498	Pool #CB4314, 4.50%, 8/1/52	9,141,725
12,228,611	Pool #CB4463, 4.50%, 8/1/52	11,856,670
359,916	Pool #CB4473, 4.50%, 8/1/52	349,848
4,787,116	Pool #CB4539, 4.50%, 9/1/52	4,641,513

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$4,361,330	Pool #CB4595, 4.00%, 9/1/52	$4,126,610
6,064,610	Pool #CB4767, 5.00%, 9/1/52	5,999,137
2,891,183	Pool #CB4966, 5.50%, 10/1/52	2,908,466
1,619,406	Pool #CB4967, 5.50%, 10/1/52	1,629,809
10,055,484	Pool #CB5037, 5.50%, 11/1/52	10,111,939
4,037,626	Pool #CB5048, 6.00%, 11/1/52	4,099,087
5,825,374	Pool #CB5166, 6.00%, 11/1/52	5,914,048
2,790,756	Pool #CB5199, 6.00%, 11/1/52	2,833,237
2,625,070	Pool #CB5202, 6.50%, 11/1/52	2,688,905
443,589	Pool #CB5220, 6.50%, 12/1/52	454,618
3,187,796	Pool #CB5343, 6.00%, 12/1/52	3,236,321
331,065	Pool #CB5344, 6.50%, 12/1/52	344,613
1,715,548	Pool #CB5385, 6.00%, 12/1/52	1,741,867
2,647,885	Pool #CB5549, 6.00%, 1/1/53	2,687,879
900,819	Pool #CB5586, 6.00%, 1/1/53	914,425
4,512,547	Pool #CB5728, 5.50%, 2/1/53	4,535,658
1,438,063	Pool #CB5732, 5.50%, 2/1/53	1,445,858
4,565,598	Pool #CB5797, 5.50%, 3/1/53	4,585,315
1,911,931	Pool #CB5804, 6.00%, 2/1/53	1,941,046
2,856,288	Pool #CB5946, 5.50%, 3/1/53	2,868,623
2,172,244	Pool #CB5980, 5.50%, 3/1/53	2,182,416
182,993	Pool #CB6005, 5.50%, 4/1/53	183,850
1,913,016	Pool #CB6126, 5.00%, 4/1/53	1,892,243
509,451	Pool #CB6138, 5.00%, 4/1/53	503,921
615,614	Pool #CB6208, 5.50%, 5/1/53	618,496
402,222	Pool #CB6368, 5.00%, 5/1/53	397,855
1,347,214	Pool #CB6400, 5.00%, 5/1/53	1,332,585
1,437,482	Pool #CB6564, 5.50%, 6/1/53	1,444,213
335,049	Pool #CB6607, 5.50%, 7/1/53	336,518
349,376	Pool #CB6783, 5.00%, 7/1/53	346,072
248,600	Pool #CB6826, 5.50%, 7/1/53	250,044
1,849,043	Pool #CB6953, 5.50%, 8/1/53	1,857,029
2,387,934	Pool #CB6955, 6.00%, 8/1/53	2,424,299
2,742,567	Pool #CB7160, 6.50%, 9/1/53	2,831,230
343,013	Pool #CB7202, 6.50%, 10/1/53	351,325
3,367,363	Pool #CB7222, 5.50%, 10/1/53	3,381,906
1,545,281	Pool #CB7223, 6.00%, 10/1/53	1,568,555
2,806,685	Pool #CB7376, 6.00%, 10/1/53	2,868,860
2,201,601	Pool #CB7454, 6.00%, 11/1/53	2,234,759
609,382	Pool #CB7455, 6.50%, 11/1/53	628,079
216,936	Pool #CB7467, 6.50%, 11/1/53	224,835
545,876	Pool #CB7548, 6.50%, 11/1/53	565,437
2,293,182	Pool #CB7585, 6.50%, 11/1/53	2,369,434
1,199,778	Pool #CB7586, 7.00%, 12/1/53	1,247,855
1,113,690	Pool #CB7625, 6.50%, 12/1/53	1,147,859
1,969,109	Pool #CB7683, 6.00%, 12/1/53	1,998,766
2,095,038	Pool #CB7704, 6.50%, 12/1/53	2,167,256
1,729,120	Pool #CB7728, 7.00%, 12/1/53	1,807,417

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$352,426	Pool #CB7733, 6.50%, 12/1/53	$364,663
45,134	Pool #MC0013, 5.50%, 12/1/38	46,721
73,670	Pool #MC0014, 5.50%, 12/1/38	76,252
61,205	Pool #MC0016, 5.50%, 11/1/38	63,350
76,585	Pool #MC0127, 4.50%, 7/1/39	76,863
236,956	Pool #MC0154, 4.50%, 8/1/39	236,023
77,023	Pool #MC0160, 4.50%, 8/1/39	77,304
164,270	Pool #MC0177, 4.50%, 9/1/39	164,237
105,660	Pool #MC0270, 4.50%, 3/1/40	105,639
134,125	Pool #MC0584, 4.00%, 1/1/42	130,094
		438,039,537
Freddie Mac — 33.30%
414,201	Pool #Q63813, 3.50%, 4/1/49	384,303
730,090	Pool #QB5148, 2.00%, 11/1/50	601,058
1,197,669	Pool #QB5731, 2.00%, 11/1/50	984,847
1,839,144	Pool #QB5732, 2.50%, 11/1/50	1,574,250
1,587,042	Pool #QB6982, 2.00%, 11/1/50	1,304,537
472,662	Pool #QB6992, 1.50%, 12/1/50	369,179
1,134,120	Pool #QC4676, 2.50%, 7/1/51	968,459
764,864	Pool #QC6090, 2.50%, 8/1/51	652,950
1,676,904	Pool #QC6108, 2.50%, 8/1/51	1,433,404
1,016,424	Pool #QC6643, 2.50%, 8/1/51	868,831
1,069,685	Pool #QC9175, 2.50%, 10/1/51	914,093
1,714,809	Pool #QD0152, 2.50%, 10/1/51	1,462,625
264,883	Pool #QD1762, 2.00%, 11/1/51	216,692
2,561,198	Pool #QD4183, 2.50%, 12/1/51	2,183,906
822,779	Pool #QD7419, 3.00%, 2/1/52	727,338
382,386	Pool #QE0994, 3.50%, 4/1/52	350,963
3,190,730	Pool #QE2342, 4.00%, 5/1/52	3,020,990
4,790,629	Pool #QE7866, 4.00%, 8/1/52	4,533,548
1,171,419	Pool #QE9025, 4.00%, 8/1/52	1,108,557
594,635	Pool #QE9026, 5.00%, 8/1/52	588,215
1,040,897	Pool #QE9027, 4.50%, 8/1/52	1,009,237
1,395,849	Pool #QF0539, 4.00%, 9/1/52	1,320,727
244,880	Pool #QG5944, 5.00%, 6/1/53	242,496
240,532	Pool #RA1234, 3.50%, 8/1/49	222,942
255,150	Pool #RA1382, 3.00%, 9/1/49	228,322
1,324,307	Pool #RA1383, 3.00%, 9/1/49	1,185,061
251,132	Pool #RA1470, 3.00%, 10/1/49	224,727
267,950	Pool #RA1713, 3.00%, 11/1/49	239,776
465,777	Pool #RA1714, 3.00%, 11/1/49	416,802
621,819	Pool #RA1716, 3.00%, 11/1/49	556,437
464,558	Pool #RA1724, 2.50%, 10/1/49	400,248
370,995	Pool #RA1979, 3.00%, 12/1/49	332,031
893,090	Pool #RA1987, 3.00%, 12/1/49	799,186
1,373,603	Pool #RA1988, 3.00%, 1/1/50	1,229,174
745,011	Pool #RA2158, 3.00%, 2/1/50	666,087

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$728,943	Pool #RA2162, 3.00%, 2/1/50	$651,721
724,437	Pool #RA2255, 3.00%, 3/1/50	647,692
1,059,769	Pool #RA2256, 3.00%, 3/1/50	947,500
718,619	Pool #RA2340, 3.00%, 3/1/50	642,268
289,927	Pool #RA2395, 2.50%, 4/1/50	249,064
1,352,758	Pool #RA3207, 2.50%, 7/1/50	1,159,079
2,796,149	Pool #RA3208, 2.50%, 7/1/50	2,395,498
811,856	Pool #RA3339, 2.00%, 8/1/50	668,095
1,240,004	Pool #RA3552, 2.00%, 9/1/50	1,020,428
1,133,240	Pool #RA3553, 2.50%, 8/1/50	970,710
3,376,254	Pool #RA3679, 2.00%, 9/1/50	2,777,352
1,634,156	Pool #RA3680, 2.50%, 9/1/50	1,399,598
480,549	Pool #RA3733, 2.00%, 10/1/50	395,483
703,373	Pool #RA3734, 2.50%, 10/1/50	602,320
793,797	Pool #RA3747, 2.00%, 9/1/50	653,234
1,632,892	Pool #RA3751, 2.00%, 10/1/50	1,348,877
2,477,373	Pool #RA3803, 1.50%, 12/1/50	1,934,508
387,024	Pool #RA3861, 1.50%, 10/1/50	302,365
1,553,473	Pool #RA3862, 2.00%, 10/1/50	1,277,908
1,579,156	Pool #RA3917, 1.50%, 10/1/50	1,233,724
3,430,934	Pool #RA3918, 2.00%, 10/1/50	2,821,267
787,939	Pool #RA3928, 1.50%, 11/1/50	615,430
196,580	Pool #RA3929, 2.00%, 10/1/50	162,364
546,501	Pool #RA4018, 2.00%, 1/1/51	449,082
504,002	Pool #RA4055, 2.00%, 11/1/50	414,442
693,370	Pool #RA4056, 1.50%, 11/1/50	541,566
6,912,101	Pool #RA4195, 2.00%, 12/1/50	5,681,697
4,618,557	Pool #RA4254, 2.00%, 12/1/50	3,796,688
775,248	Pool #RA4274, 1.50%, 12/1/50	605,517
1,014,284	Pool #RA4357, 2.00%, 1/1/51	833,419
1,384,615	Pool #RA4377, 2.00%, 2/1/51	1,142,067
2,166,154	Pool #RA4420, 2.00%, 1/1/51	1,779,219
3,082,760	Pool #RA4503, 2.00%, 2/1/51	2,532,094
764,100	Pool #RA4548, 2.00%, 2/1/51	627,610
1,838,888	Pool #RA4578, 2.00%, 2/1/51	1,507,759
294,406	Pool #RA4590, 2.00%, 2/1/51	241,392
258,096	Pool #RA4597, 2.00%, 2/1/51	211,993
242,137	Pool #RA4618, 2.00%, 2/1/51	198,974
799,473	Pool #RA4621, 2.00%, 2/1/51	655,512
1,344,860	Pool #RA4738, 2.00%, 3/1/51	1,102,691
3,623,111	Pool #RA4745, 2.00%, 3/1/51	2,970,698
1,376,761	Pool #RA4775, 2.00%, 3/1/51	1,128,848
1,097,392	Pool #RA4835, 2.50%, 3/1/51	937,912
2,071,966	Pool #RA4872, 2.50%, 4/1/51	1,770,855
7,656,846	Pool #RA5020, 2.00%, 4/1/51	6,276,297
3,212,493	Pool #RA5021, 1.50%, 4/1/51	2,504,585
399,261	Pool #RA5043, 2.50%, 4/1/51	341,139
636,369	Pool #RA5045, 2.50%, 5/1/51	543,730

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$2,928,567	Pool #RA5068, 2.00%, 4/1/51	$2,399,857
1,636,877	Pool #RA5173, 2.50%, 4/1/51	1,398,590
941,414	Pool #RA5195, 2.50%, 5/1/51	800,282
756,116	Pool #RA5197, 2.50%, 5/1/51	646,045
1,298,209	Pool #RA5217, 2.50%, 5/1/51	1,120,871
1,097,463	Pool #RA5237, 2.50%, 5/1/51	939,191
2,041,361	Pool #RA5350, 2.50%, 6/1/51	1,743,685
1,460,257	Pool #RA5387, 2.50%, 6/1/51	1,255,954
224,280	Pool #RA5404, 2.50%, 6/1/51	191,824
7,593,188	Pool #RA5427, 2.50%, 6/1/51	6,484,049
1,107,441	Pool #RA5509, 2.50%, 7/1/51	947,181
463,356	Pool #RA5525, 2.50%, 7/1/51	395,674
702,789	Pool #RA5541, 2.50%, 7/1/51	600,132
1,966,981	Pool #RA5621, 2.50%, 8/1/51	1,679,175
236,642	Pool #RA5686, 2.50%, 7/1/51	202,046
1,681,573	Pool #RA5701, 2.00%, 8/1/51	1,376,424
1,543,429	Pool #RA5719, 2.50%, 10/1/51	1,318,545
3,167,990	Pool #RA5726, 2.50%, 8/1/51	2,707,972
1,747,220	Pool #RA5796, 2.50%, 8/1/51	1,491,136
1,861,946	Pool #RA5873, 2.50%, 9/1/51	1,589,047
699,619	Pool #RA5874, 2.50%, 9/1/51	596,905
2,573,728	Pool #RA5948, 2.50%, 12/1/51	2,194,265
141,280	Pool #RA5951, 2.50%, 9/1/51	120,538
3,704,343	Pool #RA6030, 2.50%, 10/1/51	3,160,491
64,764	Pool #RA6108, 3.50%, 3/1/52	59,452
1,275,971	Pool #RA6117, 2.50%, 10/1/51	1,088,323
1,298,216	Pool #RA6276, 2.50%, 11/1/51	1,107,297
383,547	Pool #RA6305, 2.50%, 11/1/51	327,142
1,231,500	Pool #RA6317, 2.50%, 11/1/51	1,050,392
85,904	Pool #RA6389, 2.50%, 11/1/51	73,852
1,872,771	Pool #RA6516, 2.50%, 12/1/51	1,596,427
1,390,717	Pool #RA6687, 3.00%, 1/1/52	1,229,402
2,870,524	Pool #RA6743, 2.50%, 1/1/52	2,446,953
1,968,005	Pool #RA6760, 3.00%, 2/1/52	1,739,729
932,834	Pool #RA6782, 3.00%, 2/1/52	829,809
2,264,268	Pool #RA6801, 3.00%, 2/1/52	2,013,349
3,788,973	Pool #RA6858, 3.00%, 3/1/52	3,349,459
1,463,849	Pool #RA6930, 3.50%, 3/1/52	1,343,783
1,065,129	Pool #RA6978, 3.50%, 3/1/52	985,142
1,440,508	Pool #RA6983, 2.50%, 3/1/52	1,225,119
475,861	Pool #RA7098, 3.50%, 3/1/52	436,756
169,701	Pool #RA7146, 3.50%, 4/1/52	155,729
2,079,465	Pool #RA7162, 3.50%, 4/1/52	1,908,260
208,535	Pool #RA7284, 3.50%, 4/1/52	192,032
109,414	Pool #RA7344, 4.00%, 4/1/52	104,034
6,133,601	Pool #RA7454, 4.00%, 6/1/52	5,805,404
4,221,197	Pool #RA7469, 4.00%, 5/1/52	3,995,984

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$8,884,582	Pool #RA7503, 4.50%, 7/1/52	$8,614,352
2,915,263	Pool #RA7714, 4.50%, 7/1/52	2,826,594
2,632,883	Pool #RA7872, 4.50%, 9/1/52	2,552,802
4,895,365	Pool #RA7897, 4.50%, 9/1/52	4,746,469
3,270,917	Pool #RA8627, 5.50%, 3/1/53	3,289,811
1,907,059	Pool #RA8684, 5.00%, 3/1/53	1,886,931
331,396	Pool #RA9790, 6.00%, 9/1/53	336,624
1,013,989	Pool #RA9975, 6.00%, 10/1/53	1,029,430
967,688	Pool #WA3211, 1.91%, 9/1/35	744,571
1,061,438	Pool #WA3305, 1.75%, 6/1/37	758,330
927,841	Pool #WA5002, 2.62%, 11/1/31	824,181
250,000	Pool #WN2304, 4.45%, 12/1/32	242,838
1,000,000	Pool #WN3049, 2.39%, 9/1/31	868,046
421,599	Pool #ZA4828, 4.00%, 3/1/47	406,041
55,571	Pool #ZA4891, 3.50%, 3/1/47	52,366
425,287	Pool #ZA4892, 4.00%, 5/1/47	409,599
459,395	Pool #ZA4893, 3.50%, 4/1/47	430,421
625,567	Pool #ZA4912, 3.50%, 5/1/47	582,450
607,037	Pool #ZA4913, 4.00%, 5/1/47	584,636
903,493	Pool #ZA5070, 3.50%, 11/1/47	844,226
154,163	Pool #ZA5090, 3.50%, 11/1/47	144,259
389,213	Pool #ZA5174, 3.50%, 12/1/47	364,209
1,271,700	Pool #ZA5238, 3.50%, 2/1/48	1,184,048
406,121	Pool #ZA5245, 3.50%, 1/1/48	378,129
948,374	Pool #ZA5253, 3.50%, 1/1/48	886,163
372,239	Pool #ZA5254, 4.00%, 1/1/48	358,763
579,150	Pool #ZA5308, 4.00%, 1/1/48	557,777
752,346	Pool #ZA5575, 4.00%, 7/1/48	722,851
613,759	Pool #ZA5637, 4.50%, 8/1/48	604,528
512,296	Pool #ZA5645, 4.00%, 8/1/48	492,432
58,257	Pool #ZA6576, 3.50%, 4/1/49	54,417
78,290	Pool #ZI0238, 5.00%, 6/1/33	78,906
140,705	Pool #ZI0412, 5.00%, 8/1/33	141,814
59,254	Pool #ZI0543, 4.50%, 8/1/33	58,763
42,071	Pool #ZI0549, 5.00%, 8/1/33	42,402
56,309	Pool #ZI1023, 5.50%, 11/1/33	57,542
79,507	Pool #ZI1353, 5.50%, 1/1/34	81,243
120,073	Pool #ZI1493, 5.50%, 1/1/34	122,700
95,466	Pool #ZI1524, 5.50%, 2/1/34	97,556
60,326	Pool #ZI1689, 5.50%, 4/1/34	61,818
53,731	Pool #ZI1802, 5.50%, 4/1/34	55,062
122,218	Pool #ZI1991, 5.00%, 5/1/34	123,346
90,729	Pool #ZI2332, 5.00%, 6/1/34	91,567
130,762	Pool #ZI2939, 5.50%, 12/1/34	134,005
77,297	Pool #ZI3102, 5.00%, 1/1/35	78,012
75,053	Pool #ZI3254, 5.50%, 4/1/35	77,280
159,528	Pool #ZI3507, 5.00%, 9/1/35	161,206
87,278	Pool #ZI3713, 5.00%, 5/1/35	88,197

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$73,211	Pool #ZI4118, 5.50%, 1/1/36	$75,384
131,019	Pool #ZI4120, 5.50%, 1/1/36	134,888
178,505	Pool #ZI4200, 5.50%, 2/1/36	183,793
76,210	Pool #ZI4201, 6.00%, 2/1/36	79,744
59,263	Pool #ZI4429, 5.00%, 6/1/35	59,884
53,021	Pool #ZI4521, 5.50%, 7/1/35	54,591
148,888	Pool #ZI4572, 5.50%, 8/1/35	153,299
58,476	Pool #ZI4605, 5.50%, 9/1/35	60,212
5,821	Pool #ZI4606, 5.50%, 9/1/35	5,994
37,117	Pool #ZI4704, 5.00%, 11/1/35	37,506
109,259	Pool #ZI4705, 5.00%, 11/1/35	110,410
46,171	Pool #ZI4706, 5.50%, 11/1/35	47,540
190,473	Pool #ZI4979, 6.00%, 6/1/36	199,924
28,491	Pool #ZI5006, 6.00%, 6/1/36	29,903
160,353	Pool #ZI5912, 5.50%, 4/1/37	165,645
82,994	Pool #ZI6311, 5.50%, 6/1/37	85,732
56,013	Pool #ZI6814, 6.00%, 10/1/37	58,911
50,135	Pool #ZI6976, 5.50%, 7/1/37	51,787
195,475	Pool #ZI9925, 5.00%, 4/1/40	199,367
65,184	Pool #ZJ0038, 4.50%, 5/1/40	65,421
200,259	Pool #ZJ0482, 4.50%, 9/1/40	200,988
212,234	Pool #ZJ0844, 4.00%, 12/1/40	206,207
116,313	Pool #ZJ1058, 4.00%, 12/1/40	113,010
85,776	Pool #ZJ1264, 4.00%, 1/1/41	83,530
225,500	Pool #ZJ1444, 4.00%, 3/1/41	219,186
95,436	Pool #ZJ1445, 4.50%, 3/1/41	95,477
44,528	Pool #ZJ5032, 6.50%, 5/1/31	46,615
27,043	Pool #ZJ5458, 6.50%, 11/1/31	28,306
22,433	Pool #ZJ5928, 6.50%, 3/1/32	23,543
69,483	Pool #ZJ6638, 6.00%, 11/1/32	72,343
56,936	Pool #ZJ6955, 5.50%, 3/1/33	58,180
41,103	Pool #ZJ6956, 5.50%, 3/1/33	42,001
40,618	Pool #ZK4661, 2.50%, 11/1/27	39,213
280,829	Pool #ZL2630, 3.50%, 12/1/41	266,536
314,948	Pool #ZL2708, 3.50%, 1/1/42	296,848
831,628	Pool #ZL5676, 3.00%, 4/1/43	758,554
382,582	Pool #ZL6090, 3.00%, 6/1/43	348,965
180,145	Pool #ZL6097, 3.00%, 6/1/43	164,311
527,665	Pool #ZL9372, 3.00%, 4/1/45	477,423
341,385	Pool #ZL9669, 3.50%, 6/1/45	319,276
195,046	Pool #ZM1422, 3.50%, 7/1/46	182,226
212,420	Pool #ZM1423, 3.50%, 7/1/46	198,458
154,997	Pool #ZM1736, 3.00%, 9/1/46	139,931
859,899	Pool #ZM1738, 3.00%, 9/1/46	776,237
519,253	Pool #ZM8750, 4.00%, 9/1/48	498,896
281,693	Pool #ZN1022, 4.00%, 11/1/48	270,649
8,946	Pool #ZN5269, 6.50%, 10/1/31	9,365

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$61,188	Pool #ZN5321, 5.50%, 5/1/34	$62,698
37,462	Pool #ZN5322, 5.50%, 5/1/34	38,387
44,415	Pool #ZN5332, 5.00%, 11/1/34	44,824
596,766	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(a)	561,445
340,478	Series 2018-SB52, Class A10F, 3.46%, 6/25/28(a)	324,858
690,548	Series 2018-SB53, Class A10F, 3.63%, 6/25/28(a)	658,043
257,914	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(a)	246,811
455,895	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	420,059
594,585	Series 2019-SB66, Class A5H, 2.32%, 6/25/39(a)	579,655
1,349,777	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(a)	1,111,760
983,215	Series 2022-SB100, Class A10F, 2.01%, 5/25/32(a)	833,604
757,631	Series 2022-SB96, Class A7F, 1.88%, 1/25/29(a)	670,615
2,856,422	Series Q014, Class A1, 1.56%, 1/25/36	2,335,919
		220,432,577
Ginnie Mae — 4.01%
182,162	Pool #442423, 4.00%, 9/20/41	177,861
83,574	Pool #616936, 5.50%, 1/15/36	86,404
682,621	Pool #618363, 4.00%, 9/20/41	666,499
340,044	Pool #664269, 5.85%, 6/15/38	340,044
20,523	Pool #675509, 5.50%, 6/15/38	20,762
135,497	Pool #697672, 5.50%, 12/15/38	139,700
59,547	Pool #697814, 5.00%, 2/15/39	60,151
299,316	Pool #697885, 4.50%, 3/15/39	299,310
92,108	Pool #698112, 4.50%, 5/15/39	92,106
429,252	Pool #698113, 4.50%, 5/15/39	429,244
622,167	Pool #713519, 6.00%, 7/15/39	662,840
157,263	Pool #716822, 4.50%, 4/15/39	157,260
56,319	Pool #716823, 4.50%, 4/15/39	56,318
211,497	Pool #720080, 4.50%, 6/15/39	211,493
238,463	Pool #724629, 5.00%, 7/20/40	242,503
305,370	Pool #726550, 5.00%, 9/15/39	309,851
140,789	Pool #729346, 4.50%, 7/15/41	140,699
208,302	Pool #738844, 3.50%, 10/15/41	197,671
138,664	Pool #738845, 3.50%, 10/15/41	131,587
198,682	Pool #738862, 4.00%, 10/15/41	193,862
170,030	Pool #747241, 5.00%, 9/20/40	172,910
521,814	Pool #748654, 3.50%, 9/15/40	494,991
94,582	Pool #748846, 4.50%, 9/20/40	94,589
251,024	Pool #757016, 3.50%, 11/15/40	238,134
157,275	Pool #757017, 4.00%, 12/15/40	153,322
193,729	Pool #759297, 4.00%, 1/20/41	189,169
140,416	Pool #759298, 4.00%, 2/20/41	137,110
138,672	Pool #762877, 4.00%, 4/15/41	135,307
77,627	Pool #763564, 4.50%, 5/15/41	77,578
168,956	Pool #770481, 4.00%, 8/15/41	164,858
38,805	Pool #770482, 4.50%, 8/15/41	38,780
119,980	Pool #770517, 4.00%, 8/15/41	117,069

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$112,943	Pool #770529, 4.00%, 8/15/41	$110,095
43,907	Pool #770537, 4.00%, 8/15/41	42,842
132,233	Pool #770738, 4.50%, 6/20/41	132,048
151,555	Pool #779592, 4.00%, 11/20/41	147,977
99,737	Pool #779593, 4.00%, 11/20/41	97,286
240,451	Pool #AA6312, 3.00%, 4/15/43	220,025
322,560	Pool #AA6424, 3.00%, 5/15/43	296,770
455,528	Pool #AB2733, 3.50%, 8/15/42	432,305
283,930	Pool #AB2745, 3.00%, 8/15/42	261,195
638,731	Pool #AB2841, 3.00%, 9/15/42	587,585
42,437	Pool #AB2843, 3.00%, 9/15/42	39,040
104,350	Pool #AB2852, 3.50%, 9/15/42	99,031
379,650	Pool #AE6946, 3.00%, 6/15/43	349,310
69,426	Pool #AG8915, 4.00%, 2/20/44	67,660
309,377	Pool #AK6446, 3.00%, 1/15/45	282,419
378,124	Pool #AK7036, 3.00%, 4/15/45	344,912
283,009	Pool #AO3594, 3.50%, 8/20/45	267,277
147,008	Pool #AP3887, 3.50%, 9/20/45	138,829
315,054	Pool #AR4919, 3.50%, 3/20/46	297,159
461,031	Pool #AR4970, 3.50%, 4/20/46	434,820
423,463	Pool #AS2921, 3.50%, 4/20/46	399,391
348,393	Pool #AS4332, 3.00%, 6/20/46	319,988
403,249	Pool #AS5511, 3.50%, 3/20/46	380,322
692,447	Pool #AX7237, 3.50%, 11/20/46	648,759
547,419	Pool #BO2104, 3.00%, 8/20/49	490,255
1,462,603	Pool #BR3787, 3.00%, 12/20/49	1,309,873
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	625,545
295,925	Series 2012-107, Class A, 1.15%, 1/16/45	272,978
861,173	Series 2012-115, Class A, 2.13%, 4/16/45	741,141
871,540	Series 2012-120, Class A, 1.90%, 2/16/53	741,953
375,315	Series 2012-131, Class A, 1.90%, 2/16/53	320,843
138,002	Series 2012-144, Class AD, 1.77%, 1/16/53	122,340
83,638	Series 2013-105, Class A, 1.71%, 2/16/37	82,307
84,004	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	73,215
176,090	Series 2013-29, Class AB, 1.77%, 10/16/45	162,792
135,135	Series 2013-63, Class AB, 1.38%, 3/16/45	131,070
285,133	Series 2013-97, Class AC, 2.00%, 6/16/45	260,598
32,586	Series 2015-107, Class AB, 2.50%, 11/16/49	28,974
341,311	Series 2015-114, Class AD, 2.50%, 11/15/51	320,923
168,693	Series 2015-128, Class AD, 2.50%, 12/16/50	156,593
142,898	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	136,782
866,571	Series 2015-135, Class AC, 2.35%, 4/16/49	753,489
318,154	Series 2015-136, Class AC, 2.50%, 3/16/47	290,351
122,403	Series 2015-15, Class A, 2.00%, 11/16/48	111,798
381,757	Series 2015-154, Class AD, 2.50%, 5/16/54	330,820
311,662	Series 2015-171, Class DA, 2.37%, 3/16/46	274,722
282,803	Series 2015-22, Class A, 2.40%, 8/16/47	262,489

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$420,435	Series 2015-70, Class AB, 2.30%, 11/16/48	$373,196
65,095	Series 2016-11, Class AD, 2.25%, 11/16/43	62,871
146,426	Series 2016-14, Class AB, 2.15%, 8/16/42	138,141
775,728	Series 2016-152, Class EA, 2.20%, 8/15/58	634,852
901,555	Series 2016-157, Class AC, 2.00%, 11/16/50	758,061
18,234	Series 2016-26, Class A, 2.25%, 12/16/55	18,020
265,859	Series 2016-39, Class AH, 2.50%, 9/16/44	246,082
85,444	Series 2016-50, Class A, 2.30%, 7/16/52	81,554
381,483	Series 2016-64, Class CA, 2.30%, 3/16/45	356,287
11,726	Series 2016-67, Class A, 2.30%, 7/16/56	11,623
167,345	Series 2016-94, Class AC, 2.20%, 8/16/57	139,972
114,749	Series 2016-96, Class BA, 1.95%, 3/16/43	109,015
494,855	Series 2017-127, Class AB, 2.50%, 2/16/59	414,447
826,258	Series 2017-135, Class AE, 2.60%, 10/16/58	698,217
294,923	Series 2017-140, Class A, 2.50%, 2/16/59	246,292
78,599	Series 2017-157, Class AH, 2.55%, 2/16/53	71,377
204,039	Series 2017-41, Class AC, 2.25%, 3/16/57	191,736
377,849	Series 2017-46, Class A, 2.50%, 11/16/57	315,323
257,421	Series 2017-71, Class AS, 2.70%, 4/16/57	233,421
166,210	Series 2017-9, Class AE, 2.40%, 9/16/50	149,762
410,902	Series 2018-2, Class AD, 2.40%, 3/16/59	360,314
212,924	Series 2018-26, Class AD, 2.50%, 3/16/52	197,127
		26,836,568
Small Business Administration — 0.22%
79,288	Pool #510751, (Prime Index + 0.325%), 8.83%, 6/25/30(b)	82,582
71,182	Pool #530222, (Prime Index + 0.635%), 9.14%, 7/25/32(b)	75,991
75,394	Pool #530390, (Prime Index - 1.000%), 7.50%, 11/25/33(b)	78,110
263,636	Pool #530413, (Prime Index + 0.825%), 9.33%, 1/25/34(b)	288,641
118,926	Pool #540104, (Prime Index + 2.599%), 11.10%, 3/25/33(b)	134,059
682,699	Pool #540109, (Prime Index + 1.169%), 9.67%, 5/25/33(b)	745,933
107,872	Pool #540110, (Prime Index + 2.503%), 11.00%, 7/25/33(b)	121,394
		1,526,710

Total U.S. Government Agency Backed Mortgages		686,835,392
(Cost $754,253,995)
U.S. Government Agency Obligations — 4.80%
Small Business Administration — 4.80%
135,965	Certificate of Originator’s Fee, 0.23%, 4/15/31(b),(c)	664
200,734	Certificate of Originator’s Fee, 0.70%, 4/23/32(b),(c)	3,057
560,469	Certificate of Originator’s Fee, 0.98%, 4/15/31(b),(c)	11,662
304,864	Certificate of Originator’s Fee, 1.23%, 3/15/31(b),(c)	7,962
749,754	Certificate of Originator’s Fee, 1.23%, 4/15/31(b),(c)	19,581
404,145	Certificate of Originator’s Fee, 1.23%, 5/15/31(b),(c)	10,555
243,399	Certificate of Originator’s Fee, 1.23%, 5/15/31(b),(c)	6,357
373,275	Certificate of Originator’s Fee, 1.68%, 9/11/32(b),(c)	13,586
531,055	Certificate of Originator’s Fee, 1.93%, 5/4/32(b),(c)	22,205

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$339,564	Certificate of Originator’s Fee, 2.22%, 2/20/29(b),(c)	$16,295
132,351	3.36%, 7/8/24(a),(c)	140,647
273,634	3.85%, 9/16/34(a),(c)	300,782
53,730	4.33%, 12/15/30(b),(c)	60,667
245,170	(Prime Index - 2.600%), 5.90%, 9/25/41(b)	243,296
172,330	(Prime Index - 2.600%), 5.90%, 9/25/41(b)	170,929
232,231	(Prime Index - 2.600%), 5.90%, 7/25/42(b)	230,379
496,289	(Prime Index - 2.550%), 5.95%, 7/25/42(b)	492,650
143,171	(Prime Index - 2.525%), 5.98%, 11/25/41(b)	142,292
228,588	(Prime Index - 2.500%), 6.00%, 2/25/28(b)	228,189
98,765	6.08%, 12/19/29(a),(c)	112,327
123,590	6.58%, 4/8/29(b),(c)	141,413
219,828	7.08%, 7/25/30	218,711
407,005	(Prime Index - 1.400%), 7.10%, 7/25/41(b)	413,869
950,460	(Prime Index - 0.675%), 7.83%, 9/25/43(b)	984,901
3,231,832	(Prime Index - 0.675%), 7.83%, 11/25/45(b)	3,360,249
2,305,084	(Prime Index - 0.675%), 7.83%, 1/25/46(b)	2,389,996
101,723	(Prime Index - 0.412%), 8.09%, 11/25/27(b)	102,773
904,051	(Prime Index - 0.342%), 8.16%, 12/25/45(b)	945,086
138,796	(Prime Index - 0.187%), 8.31%, 2/25/40(b)	143,231
214,334	(Prime Index - 0.096%), 8.40%, 7/25/29(b)	219,268
54,049	(Prime Index + 0.070%), 8.57%, 12/25/40(b)	56,325
191,751	(Prime Index + 0.081%), 8.58%, 6/25/29(b)	196,293
249,123	(Prime Index + 0.101%), 8.60%, 8/25/29(b)	254,877
497,780	(Prime Index + 0.118%), 8.62%, 1/25/46(b)	529,328
235,817	(Prime Index + 0.189%), 8.69%, 11/25/28(b)	239,503
74,695	(Prime Index + 0.325%), 8.83%, 10/25/30(b)	77,966
2,178,707	(Prime Index + 0.325%), 8.83%, 11/25/30(b)	2,270,129
1,020,939	(Prime Index + 0.325%), 8.83%, 6/25/31(b)	1,065,971
1,298,995	(Prime Index + 0.325%), 8.83%, 7/25/31(b)	1,360,215
448,069	(Prime Index + 0.325%), 8.83%, 2/25/45(b)	475,680
925,755	(Prime Index + 0.325%), 8.83%, 8/25/46(b)	986,230
34,867	(Prime Index + 0.355%), 8.86%, 2/25/26(b)	35,120
1,573,515	(Prime Index + 0.375%), 8.88%, 5/25/31(b)	1,643,247
224,931	(Prime Index + 0.375%), 8.88%, 10/25/31(b)	235,326
924,574	(Prime Index + 0.375%), 8.88%, 8/25/46(b)	984,342
44,704	9.08%, 9/25/29	46,093
1,107,864	(Prime Index + 0.575%), 9.08%, 4/25/31(b)	1,162,216
1,657,523	(Prime Index + 0.591%), 9.09%, 12/25/45(b)	1,789,320
22,784	(Prime Index + 0.648%), 9.15%, 8/25/27(b)	23,055
480,563	(Prime Index + 0.653%), 9.15%, 11/25/30(b)	505,968
34,674	(Prime Index + 0.700%), 9.20%, 2/25/28(b)	35,718
292,555	(Prime Index + 0.741%), 9.24%, 5/25/29(b)	299,018
251,571	(Prime Index + 0.761%), 9.26%, 3/25/30(b)	261,537
145,201	(Prime Index + 0.794%), 9.29%, 2/25/28(b)	149,597
114,790	(Prime Index + 0.800%), 9.30%, 3/25/29(b)	117,298
96,968	(Prime Index + 0.813%), 9.31%, 9/25/28(b)	99,166

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$228,230	(Prime Index + 0.825%), 9.33%, 2/25/29(b)	$233,341
288,039	(Prime Index + 0.827%), 9.33%, 6/25/29(b)	296,235
1,282,821	(Prime Index + 0.825%), 9.33%, 9/25/31(b)	1,357,506
42,057	(Prime Index + 0.845%), 9.35%, 6/25/28(b)	42,690
96,740	(Prime Index + 0.863%), 9.36%, 3/25/31(b)	102,285
82,049	(Prime Index + 0.886%), 9.39%, 2/25/30(b)	84,988
166,491	(Prime Index + 0.895%), 9.40%, 8/25/30(b)	175,624
681,378	(Prime Index + 0.900%), 9.40%, 12/25/30(b)	719,558
45,651	(Prime Index + 0.921%), 9.42%, 1/25/29(b)	46,575
221,279	(Prime Index + 0.916%), 9.42%, 7/25/30(b)	230,440
48,664	(Prime Index + 0.932%), 9.43%, 7/25/29(b)	50,916
109,801	(Prime Index + 0.945%), 9.45%, 5/25/29(b)	114,855
127,540	(Prime Index + 0.974%), 9.47%, 7/25/29(b)	130,653
127,874	(Prime Index + 0.990%), 9.49%, 1/25/31(b)	135,077
33,026	(Prime Index + 1.012%), 9.51%, 11/25/28(b)	34,381
194,709	(Prime Index + 1.025%), 9.53%, 2/25/31(b)	205,811
100,485	(Prime Index + 1.051%), 9.55%, 9/25/29(b)	105,222
173,482	(Prime Index + 1.064%), 9.56%, 12/25/29(b)	181,987
104,669	(Prime Index + 1.069%), 9.57%, 6/25/30(b)	110,553
215,471	(Prime Index + 1.161%), 9.66%, 9/25/28(b)	219,777
19,695	(Prime Index + 1.197%), 9.70%, 11/25/26(b)	20,206
140,042	(Prime Index + 1.217%), 9.72%, 5/25/29(b)	143,622
77,169	(Prime Index + 1.218%), 9.72%, 6/25/29(b)	81,055
313,066	(Prime Index + 1.293%), 9.79%, 6/25/31(b)	335,108
61,767	(Prime Index + 1.295%), 9.80%, 10/25/31(b)	66,297
74,083	9.88%, 6/7/29(c)	75,485
149,583	(Prime Index + 1.575%), 10.08%, 7/25/30(b)	158,137
18,639	(Prime Index + 1.602%), 10.10%, 7/25/28(b)	19,094
49,841	(Prime Index + 2.325%), 10.83%, 10/25/30(b)	53,464
170,094	(Prime Index + 2.325%), 10.83%, 1/25/31(b)	185,084
		31,769,143

Total U.S. Government Agency Obligations		31,769,143
(Cost $32,897,615)
Municipal Bonds — 2.06%
California — 0.88%
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	1,734,972
810,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 1/29/24 @ 100	810,596
200,000	City & County of San Francisco GO, 1.95%, 6/15/27	184,413
1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	1,563,892
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,562,463
		5,856,336

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
Colorado — 0.02%
$124,337	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	$105,769

District of Columbia — 0.08%
541,751	District of Columbia Housing Finance Agency Series 2017 Revenue, Series A, 3.24%, 3/1/49, (Credit Support: FHA), Callable 1/1/70 @ 100	501,511

Illinois — 0.03%
200,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 1/29/24 @ 100	200,147

Minnesota — 0.06%
459,122	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	423,517

Missouri — 0.10%
778,170	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	648,523

New York — 0.76%
200,000	New York City Housing Development Corp. Revenue, Series G, 2.37%, 5/1/24	197,796
40,000	New York City Housing Development Corp. Revenue, Series G, 2.47%, 11/1/24	39,057
300,000	New York City Housing Development Corp. Revenue, Series B, 1.02%, 5/1/26	274,594
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	284,969
200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	180,419
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	482,869
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	143,110
250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	220,936
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	957,427
500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, (Credit Support: SONYMA), Callable 8/1/25 @ 100	473,564
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	472,505

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$300,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 1/29/24 @ 100	$300,145
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 1/29/24 @ 100	1,000,404
		5,027,795
Vermont — 0.01%
100,000	Vermont Housing Finance Agency Property Transfer Tax Revenue Revenue, 3.45%, 11/1/29	92,852

Washington — 0.12%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	767,641

Total Municipal Bonds		13,624,091
(Cost $14,614,268)
Corporate Bond — 0.02%
Consumer, Non-cyclical — 0.02%
160,000	Montefiore Medical Center, 2.15%, 10/20/26	148,973

Total Corporate Bond		148,973
(Cost $160,000)

Shares
Investment Company — 0.22%
1,487,802	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1(d)	1,487,802

Total Investment Company		1,487,802
(Cost $1,487,802)

Total Investments		$733,865,401
(Cost $803,413,680) — 110.90%
Liabilities in excess of other assets — (10.90)%		(72,143,316)
NET ASSETS — 100.00%		$661,722,085

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2023 (Unaudited)
(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Floating rate note. Rate shown is as of report date.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	Affiliated investment.
Financial futures contracts as of December 31, 2023:
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	300	March 2024	$(1,105,221)	USD	$35,404,689	Barclays Capital Group
Total			$(1,105,221)

Abbreviations used are defined below:
FHA - Insured by Federal Housing Administration
GO - General Obligations
SONYMA - State of New York Mortgage Agency
TBA - To-be-announced
USD - United States Dollar